SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, ₪ in Thousands							1 Months Ended		6 Months Ended
	Dec. 11, 2025 USD ($) $ / shares	Nov. 17, 2025 USD ($) $ / shares	Oct. 03, 2025 USD ($)	Sep. 08, 2025 USD ($)	Jul. 17, 2025 USD ($)	Jul. 17, 2025 ILS (₪)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 ILS (₪)	Dec. 18, 2025 USD ($)	Dec. 18, 2025 ILS (₪)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 21, 2025 USD ($)	Oct. 06, 2025 USD ($)	Aug. 07, 2025 USD ($)	Dec. 31, 2024 USD ($)
Subsequent Event [Line Items]
Litigation payments											$ 92,000
Research and Development Expense											289,000	$ 168,000
Accounts Payable and Other Accrued Liabilities, Current											$ 1,179,000					$ 987,000
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Bonus payments							$ 33,000	₪ 120
Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation payments					$ 94,000	₪ 310
Accounts Payable and Other Accrued Liabilities, Current									$ 210,000
Value added tax receivable															$ 600,000
Subsequent Event [Member] | 2024 SAFEs [Member]
Subsequent Event [Line Items]
Termination loans													$ 250,000
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Share options, granted		$ 126,197
Share options, excercise price | $ / shares		$ 7.56
Share options, vest period		3 years
Subsequent Event [Member] | 3 Members of Board of Directors [Member]
Subsequent Event [Line Items]
Share options, granted	$ 30,000
Share options, excercise price | $ / shares	$ 5.38
Share options, vest period	4 years
Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Share options, granted	$ 55,500
Subsequent Event [Member] | Mr. Ehud Gilboa [Member]
Subsequent Event [Line Items]
Bonuses received									250,000	₪ 905
Subsequent Event [Member] | Dr. Dalia Meggido [Member]
Subsequent Event [Line Items]
Bonuses received									200,000	724
Subsequent Event [Member] | Mr.Dan Teleman [Member]
Subsequent Event [Line Items]
Bonuses received									$ 66,000	₪ 240
Aptar Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Termination loans														$ 75,000
Debt obligations														$ 225,000
Master Service Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Research and development description			the company and Aptar signed a new master service agreement and schedules of work (the “New Aptar Agreement”) in which Aptar granted the Company technology access to co-development and support for the development and submissions to regulatory bodies of intranasal to deliver NS001 and NS002 using Aptar’s technology. In connection with the development, the Company is required to pay Aptar up to $1,000 in the aggregate comprising of $600 paid in three annual instalments in project period, $200 upon submission of New Drug $200 upon approval of a NDA with the FDA (or equivalent body outside the U.S. The Company paid $200 to Aptar to date under the New Aptar Agreement. In addition to the fees described above, upon receipt of NDA Approval for the Final Product (as defined in the agreement), Company agreed to pay 1% royalties from the Net Revenue of the Final Product for a period of seven years commencing on the date of the first commercial sale of such Final Product. The Company also agreed to pay a termination fee of up to $160 based on termination date.
Termination fee			$ 160,000
Services Agreement [Member] | Subsequent Event [Member] | Formulex Pharma Innovations Ltd [Member]
Subsequent Event [Line Items]
Research and Development Expense				$ 10,000